Long-term Debt - Additional Information (Detail)											1 Months Ended		12 Months Ended
	Aug. 01, 2024 USD ($)	May 01, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 02, 2023	Jul. 01, 2023 USD ($)	Jun. 01, 2023 USD ($)	May 01, 2023 USD ($)	Mar. 01, 2023 USD ($)	Feb. 02, 2023	Jan. 01, 2023	Feb. 29, 2024 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) DerivativeInstrument	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2021
Debt Instrument [Line Items]
Repayments of debt			$ 20,300,000			$ 18,200,000		$ 29,700,000					$ 108,236,401	$ 154,870,215	$ 83,579,825
Term loan financial covenants, cash requirement													3,867,752
Amortization of debt issuance costs													$ 711,378	$ 1,345,940	855,472
Debt,weighted average interest rate			7.07%										7.52%	7.07%			4.20%
Interest expense, debt, total													$ 8,859,096	$ 13,250,267	$ 11,446,312
Drawn Amount																$ 70,000,000
Description of debt instrument			December 2025											January 2026
Proceeds from Related Party Debt								$ 2,000,000			$ 1
Debt instrument, repaid, principal													10.5	$ 23
Term loan financial covenants cash balance													$ 10,000,000
Interest Rate Swap 1 [Member]
Debt Instrument [Line Items]
Proceeds from Related Party Debt			$ 700,000			$ 1,200,000
Term Loan [Member]
Debt Instrument [Line Items]
Repayments of debt					$ 8,700,000						$ 29.3	$ 5,900,000
Description of debt instrument				August 2026
Eco Corsair Eco Royalty Eco Elysium [Member]
Debt Instrument [Line Items]
Description of debt instrument										January 2028
Eco Alice Eco Blizzard [Member]
Debt Instrument [Line Items]
Repayments of debt							$ 29,900,000
Description of debt instrument									February 2027
Eco Enigma Eco Texiana [Member]
Debt Instrument [Line Items]
Repayments of debt							$ 19,200,000
Description of debt instrument									January 2028
Gas Husky, Gas Esco, Eco Universe And Eco Invictus [Member]
Debt Instrument [Line Items]
Repayments of debt		$ 29.3
Description of debt instrument									January 2028
Eco Freeze [Member]
Debt Instrument [Line Items]
Repayments of debt		$ 20.1
Description of debt instrument									April 2026
Eco Arctic [Member]
Debt Instrument [Line Items]
Repayments of debt	$ 19
Description of debt instrument			April 2026
Maximum [Member]
Debt Instrument [Line Items]
Value to term loan ratio													120.00%
Percentage of total debt to total market value adjusted assets													80.00%
Percentage of dividends paid to free cash flow													50.00%
Minimum [Member]
Debt Instrument [Line Items]
Value to term loan ratio													130.00%
EBITDA to interest expense ratio | DerivativeInstrument														2.5